SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Interim Financial Statements

The accompanying unaudited condensed financial statements and notes are representations of the Company’s management, who are responsible for their integrity and objectivity. These statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information pursuant to Regulation S-X. Accordingly, they do not include all of the information and disclosures required by U.S. GAAP for annual financial statements. These condensed financial statements should be read in conjunction with the audited financial statements and related disclosures of the Company as of December 31, 2023 and 2022 and for the years then ended, included in the Company’s annual report for the year ended December 31, 2023. Operating results for the nine months ended September 30, 2024 are not necessarily indicative of the results that may be expected for the year ending December 31, 2024.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Segment Information

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker (“CODM”), or decision-making group, in making decisions on how to allocate resources and assess performance. The Company has one operating segment.

Leases

The Company reviews all arrangements for potential leases and at inception, determines whether a lease is an operating lease or finance lease. Lease assets and liabilities, which generally represent the present value of future minimum lease payments over the term of the lease, are recognized as of the commencement date. Leases with an initial lease term of twelve months or less are classified as short-term leases and are not recognized in the balance sheets unless the lease contains a purchase option that is reasonably certain to be exercised.

Lease term, discount rate, variable lease costs and future minimum lease payment determinations require the use of judgment and are based on the facts and circumstances related to the specific lease. Lease terms are generally based on their initial non-cancelable terms, unless there is a renewal option that is reasonably certain to be exercised. Various factors, including economic incentives, intent, past history and business needs are considered to determine if a renewal option is reasonably certain to be exercised. The implicit rate in a lease agreement is used when it can be determined to value the lease obligation. Otherwise, the Company’s incremental borrowing rate, which is based on information available as of the lease commencement date, including applicable lease terms and the current economic environment, is used to determine the value of the lease obligation.

Revenue

The Company accounts for revenue under ASC 606, “Revenue from Contracts with Customers” and all the related amendments (Topic 606). Revenues under Topic 606 are required to be recognized either at a “point in time” or “over time,” depending on the facts and circumstances of the arrangement and are evaluated using a five-step model. Generally, the Company recognizes revenue at a point in time for its product sales for the nine months ended September 30, 2024.

The Company recognizes revenue after applying the following five steps:

1)      Identification of the contract, or contracts, with a customer,

2)      Identification of the performance obligations in the contract, including whether they are distinct within the context of the contract

3)      Determination of the transaction price, including the constraint on variable consideration

4)      Allocation of the transaction price to the performance obligations in the contract; and

5)      Recognition of revenue when, or as, performance obligations are satisfied.

Revenue is recognized when control of the products and services is transferred to its customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products and services.

Advertising Costs

Advertising and promotion costs are expensed incurred. The Company has no material advertising expenses during the nine-month periods ended September 30, 2024 and 2023.

Research and Development

The Company expenses internal and external research and development costs, including costs of funded research and development arrangements, in the period incurred. The Company incurred $0 and $625,000 in external research and development costs during the nine months ended September 30, 2024 and 2023, respectively.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with the guidance of FASB ASC Topic 718, Compensation-Stock Compensation (“ASC 718”), which requires all share-based payments be recognized in the financial statements based on their fair values. In accordance with ASC 718, the Company has elected to use the Black-Scholes option pricing model to determine the fair value of options granted and recognizes the compensation cost of share-based awards on a straight-line basis over the vesting period of the award.

Warrants

The Company accounts for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. As of September 30, 2024, and December 31, 2023, all outstanding warrants granted were classified as equity being the fixed exercise price.

Net loss per Common Share

Basic earnings per share are calculated by dividing income available to common stockholders by the weighted average number of common shares outstanding. Diluted earnings per share are based on the assumption that all dilutive convertible shares and stock options and warrants were converted or exercised. Dilution is computed by applying the treasury stock method. Under this method, warrants and options are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period. Common stock equivalents of 31,558,113 and 28,618,113 shares were excluded from the computation of diluted earnings per share for the periods ended September 30, 2024, and December 31, 2023, respectively, because their effects would have been anti-dilutive.

	September 30, 2024	December 31, 2023
Warrants	27,358,113	24,418,113
Series A Convertible preferred stock	4,200,000	4,200,000
Total	31,558,113	28,618,113

Related Party Transactions

Parties are considered to be related to the Company if the parties that, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions. All transactions shall be recorded at fair value of the goods or services exchanged. Property purchased from a related party is recorded at the cost to the related party and any payment to or on behalf of the related party in excess of the cost is reflected as a distribution to the related party.

The Company considers all officers, directors, senior management personnel, and senior level consultants to be related parties to the Company.

Recently Adopted Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB") and are adopted by us as of the specified effective date. We believe that the impact of recently adopted and recently issued accounting pronouncements will not have a material impact on our balance sheets, results of operations and cash flows.

Accounting Pronouncements Issued but not yet Adopted

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, “Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures” (“ASU 2023-07”), which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant expenses. ASU 2023-07 is required to be adopted for annual periods beginning after December 15, 2023, and interim period within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company will adopt the standard in its interim reporting beginning with Q1-2025, and the Company will adopt the standard in its annual reporting for the year ending December 31, 2024. The Company expects that the adoption of the standard will not have a material impact on our financial statements but will enhance our current disclosures.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740)—Improvements to Income Tax Disclosure” (“ASU 2023-09”), which establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. ASU 2023-09 is required to be adopted for annual periods beginning after December 15, 2024, with early adoption permitted. The Company will adopt this accounting standard update effective January 1, 2025. The Company expects that the adoption of the standard will not have a material impact on our financial statements.

Any new accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the financial statements upon adoption.